UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Michael F. Price
Address:          c/o MFP Investors LLC
                  667 Madison Ave.
                  25th Floor
                  New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael F. Price
Title:            Investment Manager
Phone:            (212) 752-7280

Signature, Place, and Date of Signing:

                                              New York, NY             5/14/09
-----------------------------------           ------------             -------
          [Signature]                         [City, State]              Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                           ---

Form 13F Information Table Entry Total:    90
                                           --

Form 13F Information Table Value Total:    $179,412
                                           --------
                                          (thousands)

List of Other Included Managers:

1        MFP Investors LLC

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
               COLUMN 1         COLUMN 2        COLUMN 3      COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
               --------         --------        --------      --------           --------      --------  --------    --------
                                                                                                                      VOTING
                                 TITLE                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER    AUTHORITY
       NAME OF ISSUER           OF CLASS         CUSIP       (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS SOLE SHARED NONE
       --------------           --------         -----       --------   --------  ---  ----- ----------   -------- ---- ------ ----


Allied World Assur Hldg Ltd.       SHS           G0219G203      4,312      113,394   SH              SOLE       1        113,394
Enstar Group Ltd.                  SHS           G3075P101      3,523       62,550   SH              SOLE       1         62,550
Ingersoll-Rand Company Ltd.        CL A          G4776G101      5,465      396,034   SH              SOLE       1        396,034
TYCO International Ltd. Bermuda    SHS           G9143X208      4,469      228,475   SH              SOLE       1        228,475
Tyco Electronics Ltd.              COM NEW       G9144P105        359       32,500   SH              SOLE                 32,500
Abington Community Bancorp Inc.    COM           00350L109      3,155      381,000   SH              SOLE       1        381,000
American Greetings Corp.           CL A          026375105      2,541      502,253   SH              SOLE       1        502,253
Arkansas Best Corp.                COM           040790107      5,434      285,700   SH              SOLE       1        285,700
Armstrong World Inds Inc.          COM           04247X102        220       20,000   SH              SOLE                 20,000
BCSB Bankcorp, Inc.                COM           055367106        380       43,400   SH              SOLE       1         43,400
BKF Cap Group Inc.                 COM           05548G102        282      293,800   SH              SOLE       1        293,800
BRT Realty Trust                   SH BEN
                                   INT NEW       055645303        237       66,750   SH              SOLE       1         66,750
BNCCORP Inc.                       COM           055936108      1,250      147,069   SH              SOLE       1        147,069
Belo Corporation - A               COM SER A     080555105         96      157,900   SH              SOLE       1        157,900
Boeing Co.                         COM           097023105        712       20,000   SH              SOLE                 20,000
Buckeye GP Holdings LP             COM
                                   UNITS LP      118167105      1,724      107,200   SH              SOLE       1        107,200
CF Industries Hldgs Inc            COM           125269100      7,113      100,000   SH              SOLE       1        100,000
Cache, Inc.                        COM NEW       127150308        492      170,900   SH              SOLE       1        170,900
Cape Bancorp Inc.                  COM           139209100      1,120      159,300   SH              SOLE       1        159,300
CapitalSource Inc.                 COM           14055X102      1,007      825,000   SH              SOLE       1        825,000
Charlotte Russe Hldg Inc           COM           161048103      2,708      332,300   SH              SOLE       1        332,300
Charming Shoppes, Inc.             COM           161133103        459      327,900   SH              SOLE       1        327,900
ConocoPhillips                     COM           20825C104     13,569      346,500   SH              SOLE       1        346,500
Conseco Inc                        COM NEW       208464883      2,024    2,200,564   SH              SOLE       1      2,200,564
Dearborn Bancorp Inc.              COM           24242R108        392      215,571   SH              SOLE       1        215,571
Delta Airlines                     COM NEW       247361702         97       17,180   SH              SOLE                 17,180
Destination Maternity Corp.        COM           25065D100      2,065      327,300   SH              SOLE       1        327,300
Duckwall-Alco Stores, Inc.         COM           264142100      3,036      315,591   SH              SOLE       1        315,591
Ebay Inc.                          COM           278642103      1,256      100,000   SH              SOLE       1        100,000
Encore Cap Group Inc               COM           292554102      2,935      647,800   SH              SOLE       1        647,800
Exxon Mobil Corp.                  COM           30231G102        817       12,000   SH              SOLE                 12,000
Farmer Bros Co.                    COM           307675108      4,124      231,669   SH              SOLE       1        231,669
GAMCO Investors Inc.               COM           361438104      2,896       88,700   SH              SOLE       1         88,700
Gencorp Inc.                       COM           368682100      1,567      739,000   SH              SOLE       1        739,000
Getty Realty Corp.                 COM           374297109        665       36,218   SH              SOLE                 36,218
Gevity HR Inc.                     COM           374393106        188       47,700   SH              SOLE       1         47,700
Goodrich Corp.                     COM           382388106      1,553       41,000   SH              SOLE       1         41,000
Goodyear Tire & Rubber Co          COM           382550101        781      124,700   SH              SOLE       1        124,700
Great Florida Bk Miami Lakes Fla   CL A          390528107         51       28,469   SH              SOLE                 28,469
Gyrodyne Co. America Inc.          COM           403820103        125        5,391   SH              SOLE                  5,391
GulfMark Offshore, Inc.            COM           402629109      4,082      171,100   SH              SOLE       1        171,100
Harris Corp Del                    COM           413875105      1,881       65,000   SH              SOLE       1         65,000
Hearst-Argyle Television Inc.      COM           422317107      1,908      458,600   SH              SOLE       1        458,600
Herley Inds Inc.                   COM           427398102      1,340      112,000   SH              SOLE       1        112,000
HI/FN INC.                         COM           428358105        182       45,885   SH              SOLE       1         45,885
Hilltop Holdings, Inc.             COM           432748101      3,393      297,600   SH              SOLE       1        297,600
Home Bancorp Inc                   COM           43689E107      1,381      140,200   SH              SOLE       1        140,200
ICO Inc. New                       COM           449293109      1,561      757,800   SH              SOLE       1        757,800
Johnson & Johnson                  COM           478160104      2,367       45,000   SH              SOLE                 45,000
Johnson Outdoors Inc.              CL A          479167108      1,803      357,034   SH              SOLE       1        357,034
Kaiser Aluminum Corp.              COM
                                   PAR $0.01     483007704      6,011      260,000   SH              SOLE       1        260,000
Louisiana Bancorp Inc New          COM           54619P104      5,979      467,100   SH              SOLE       1        467,100
M & F Worldwide Corp.              COM           552541104      1,815      155,000   SH              SOLE       1        155,000
MVC Capital Inc.                   COM           553829102      2,467      293,300   SH              SOLE       1        293,300
Malvern Federal Bancorp, Inc.      COM           561410101      1,982      221,500   SH              SOLE       1        221,500
Marlin Business Services Corp.     COM           571157106      1,492      377,620   SH              SOLE       1        377,620
McGraw Hill Companies Inc.         COM           580645109      4,995      218,400   SH              SOLE       1        218,400
Miller Inds Inc Tenn               COM NEW       600551204      1,853      289,518   SH              SOLE       1        289,518
National Fuel Gas Co N J           COM           636180101      4,867      158,700   SH              SOLE       1        158,700
Newell Rubbermaid Inc.             COM           651229106        415       65,000   SH              SOLE       1         65,000
Northeast Cmnty Bancorp Inc.       COM           664112109        374       50,246   SH              SOLE       1         50,246
NorthWestern Corp.                 COM NEW       668074305      3,690      171,800   SH              SOLE       1        171,800
Nova Chemical Corp.                COM           66977W109        576      100,000   SH              SOLE       1        100,000
Old Republic Intl Corp.            COM           680223104        228       21,093   SH              SOLE                 21,093
One Liberty Properties Inc         COM           682406103        277       78,813   SH              SOLE       1         78,813
Peapack-Gladstone Financial Corp.  COM           704699107        990       54,888   SH              SOLE       1         54,888
Pfizer Inc.                        COM           717081103      1,731      127,100   SH              SOLE                127,100
Presidential Life Corp.            COM           740884101      1,060      136,100   SH              SOLE       1        136,100
Primoris Services Corp.            COM           74164F103        930      239,000   SH              SOLE       1        239,000
Primoris Services Corp.            W EXP
                                   10/02/2010    74164F111        116      180,500   SH              SOLE       1        180,500
Prudential Bancorp Inc. PA         COM           744319104      2,645      224,700   SH              SOLE       1        224,700
Revlon Inc                         CL A NEW      761525609        269      108,610   SH              SOLE       1        108,610
Rome Bancorp Inc. New              COM           77587P103        235       29,100   SH              SOLE       1         29,100
Rowan Companies, Inc.              COM           779382100      4,405      368,000   SH              SOLE       1        368,000
Royal Dutch Shell PLC              Spon ADR A    780259206        713       16,100   SH              SOLE                 16,100
SLM Corp.                          COM           78442P106      2,574      520,100   SH              SOLE       1        520,100
Safeguard Scientifics, Inc.        COM           786449108      1,041    1,893,158   SH              SOLE       1      1,893,158
Sears Holdings Corp.               COM           812350106      4,257       93,138   SH              SOLE                 93,138
Starwood Hotels & Resorts          COM           85590A401        127       10,000   SH              SOLE                 10,000
State Bancorp Inc N.Y.             COM           855716106        926      120,200   SH              SOLE       1        120,200
Syms Corp.                         COM           871551107        848      138,569   SH              SOLE       1        138,569
TFS Financial Corp.                COM           87240R107      2,790      230,000   SH              SOLE       1        230,000
Telephone & Data Systems Inc.      COM           879433100      3,711      140,000   SH              SOLE       1        140,000
Terra Industries Inc.              COM           880915103      3,770      134,200   SH              SOLE       1        134,200
Thomas Properties Group Inc.       COM           884453101        383      324,585   SH              SOLE       1        324,585
Unitrin Inc.                       COM           913275103      1,152       82,400   SH              SOLE       1         82,400
Vornado Rlty L P                   DBCV 3.625%
                                   11/15/26      929043AE7        790    1,000,000  PRN              SOLE       1      1,000,000
Warwick Valley Tel Co              COM           936750108        254       23,100   SH              SOLE       1         23,100
Washington Post Co                 CL B          939640108         71          200   SH              SOLE       1            200
Wyeth                              COM           983024100      1,506       35,000   SH              SOLE       1         35,000